Note 13 - Earnings Per Share (Details) - Earnings Per Share Calculation (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Numerator
Net income	$ 15,685,097	$ 21,199,409
Less: Undistributed earnings allocated to non-vested shares	(43,315)
Net income attributable to common shareholders, basic	$ 15,641,782	$ 21,199,409
Denominator
Weighted average number of shares outstanding, basic and diluted (in Shares)	26,997,623	20,552,568
Earnings per share, basic and diluted (in Dollars per share)	$ 0.58	$ 1.03